Discontinued Operation - Schedule of Discontinued Operations from Statement of Operations (Details) - CNY (¥) ¥ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Jul. 21, 2025	Oct. 26, 2024	Dec. 31, 2024	Dec. 31, 2023
Interior Design And Construction [Member]
Discontinued Operations [Line Items]
Net revenue		¥ 37,034		¥ 70,417
Cost of revenue		(38,145)		(70,035)
Sales and marketing expenses				(228)
General and administrative expenses		1,899		(15,927)
(Loss)/Income from operations of discontinued operations		788		(15,773)
Interest expense, net		(876)		(556)
Subsidy income				107
Loss on disposal of subsidiaries		(4,408)
Other expense, net				(162)
Income/(Loss) before income taxes and loss from equity method investments		(4,496)		(16,384)
Income tax benefits				1,333
Income/(Loss) from discontinued operation, net of tax		¥ (4,496)		(15,051)
Marketing and branding services [Member]
Discontinued Operations [Line Items]
Net revenue	¥ 53,956		¥ 97,411	237,373
Cost of revenue	(53,757)		(95,480)	(223,861)
Sales and marketing expenses	(466)		(691)	(4,747)
General and administrative expenses	(2,798)		(7,053)	(8,073)
(Loss)/Income from operations of discontinued operations	(3,065)		(5,813)	692
Interest income, net	355		934	800
Subsidy income				710
Other income, net	29		168	142
Income/(Loss) before income taxes and loss from equity method investments	(2,681)		(4,711)	2,344
Income tax benefits				733
Income/(Loss) from discontinued operation, net of tax	¥ (2,681)		¥ (4,711)	¥ 3,077